LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Principal value
5.375% senior secured notes due December 2020	$240	$240
6.25% senior secured notes due April 2023	315	315
	555	555
Less: Unamortized debt issue costs	(6)	(7)
	$549	$548